Equity - Balance of treasury shares (Detail) - Treasury shares [member] - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	16,195,439	19,974,556	23,756,393
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	16,195,439	19,974,556
Number of treasury shares granted with right of use	9,515,384	6,184,427
Number of treasury shares outstanding	25,710,823	26,158,983